Unaudited Interim Condensed Consolidated Statements of Loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Revenues:
Vessel revenue	$ 24,696	$ 4,574
Commissions	(905)	(173)
Vessel revenue, net	23,791	4,401
Expenses:
Direct voyage expenses	(15,030)	(2,733)
Vessel operating expenses	(10,112)	(1,917)
Management fees	(648)	(107)
General and administration expenses	(2,210)	(1,887)
General and administration expenses - related party	0	(70)
Amortization of deferred dry-docking costs	(360)	0
Depreciation	(6,317)	(342)
Operating loss	(10,886)	(2,655)
Other expenses, net:
Interest and finance costs	(5,205)	(280)
Interest and finance costs - related party	(1,612)	(146)
Foreign currency exchange losses, net	(27)	(24)
Total other expenses, net	(6,844)	(450)
Net loss	$ (17,730)	$ (3,105)
Net loss per common share
Basic and diluted (in dollars per share)	$ (0.90)	$ (0.38)
Weighted average common shares outstanding
Basic and diluted (in shares)	19,594,354	8,130,931